MARKETABLE SECURITIES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other than temporary impairment on marketable securities	$ 0	$ 700	$ 714
Other Comprehensive Income (Loss) [Member]
Other comprehensive income loss from available-for-sale securities as of January 1	173	(440)
Other than temporary impairment on marketable securities		700
Reclassification of earnings of realized gain from available-for-sale		(31)
Unrealized loss from available-for-sale securities	154	(56)
Other comprehensive income from available-for-sale securities as of December 31	$ 327	$ 173